Debt securities - Schedule of debt instruments by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments
Financial assets	€ 243,203	€ 193,716	€ 163,853
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 243,203	€ 193,716	€ 163,853
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 57,150	€ 45,822	€ 40,239
Public fixed income
Debt Instruments
Financial assets	186,053	147,894	123,614
Spain | Debt securities
Debt Instruments
Financial assets	€ 42,846	€ 27,891	€ 24,411
Financial assets (as a percent)	17.62%	14.40%	14.90%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 2,525	€ 1,015	€ 3,773
Spain | Public fixed income
Debt Instruments
Financial assets	40,321	26,876	20,638
United Kingdom | Debt securities
Debt Instruments
Financial assets	€ 7,564	€ 5,558	€ 5,431
Financial assets (as a percent)	3.11%	2.87%	3.31%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 2,816	€ 2,545	€ 3,334
United Kingdom | Public fixed income
Debt Instruments
Financial assets	4,748	3,013	2,097
Portugal | Debt securities
Debt Instruments
Financial assets	€ 7,641	€ 6,175	€ 6,853
Financial assets (as a percent)	3.14%	3.19%	4.18%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 2,826	€ 2,572	€ 3,008
Portugal | Public fixed income
Debt Instruments
Financial assets	4,815	3,603	3,845
Italy | Debt securities
Debt Instruments
Financial assets	€ 15,913	€ 10,277	€ 2,746
Financial assets (as a percent)	6.54%	5.31%	1.68%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 2,968	€ 1,948	€ 1,215
Italy | Public fixed income
Debt Instruments
Financial assets	12,945	8,329	1,531
Ireland | Debt securities
Debt Instruments
Financial assets	€ 5,643	€ 6,152	€ 4,811
Financial assets (as a percent)	2.32%	3.18%	2.94%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 5,632	€ 6,141	€ 4,759
Ireland | Public fixed income
Debt Instruments
Financial assets	11	11	52
Poland | Debt securities
Debt Instruments
Financial assets	€ 15,419	€ 12,273	€ 15,575
Financial assets (as a percent)	6.34%	6.34%	9.51%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 2,937	€ 2,830	€ 2,848
Poland | Public fixed income
Debt Instruments
Financial assets	12,482	9,443	12,727
Other EU countries | Debt securities
Debt Instruments
Financial assets	€ 25,292	€ 17,816	€ 12,344
Financial assets (as a percent)	10.40%	9.20%	7.53%
Other EU countries | Private fixed income
Debt Instruments
Financial assets	€ 9,797	€ 8,161	€ 8,922
Other EU countries | Public fixed income
Debt Instruments
Financial assets	15,495	9,655	3,422
United States | Debt securities
Debt Instruments
Financial assets	€ 31,951	€ 31,268	€ 27,099
Financial assets (as a percent)	13.14%	16.14%	16.54%
United States | Private fixed income
Debt Instruments
Financial assets	€ 8,959	€ 8,950	€ 5,634
United States | Public fixed income
Debt Instruments
Financial assets	22,992	22,318	21,465
Brazil | Debt securities
Debt Instruments
Financial assets	€ 45,893	€ 37,392	€ 34,697
Financial assets (as a percent)	18.87%	19.30%	21.18%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 13,551	€ 9,201	€ 5,446
Brazil | Public fixed income
Debt Instruments
Financial assets	32,342	28,191	29,251
Mexico | Debt securities
Debt Instruments
Financial assets	€ 22,707	€ 18,059	€ 15,089
Financial assets (as a percent)	9.34%	9.32%	9.21%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 1,969	€ 481	€ 517
Mexico | Public fixed income
Debt Instruments
Financial assets	20,738	17,578	14,572
Chile | Debt securities
Debt Instruments
Financial assets	€ 12,044	€ 10,037	€ 9,518
Financial assets (as a percent)	4.95%	5.18%	5.81%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 49	€ 28	€ 51
Chile | Public fixed income
Debt Instruments
Financial assets	11,995	10,009	9,467
Rest of America | Debt securities
Debt Instruments
Financial assets	€ 4,861	€ 7,520	€ 2,783
Financial assets (as a percent)	2.00%	3.88%	1.70%
Rest of America | Private fixed income
Debt Instruments
Financial assets	€ 2,315	€ 1,560	€ 655
Rest of America | Public fixed income
Debt Instruments
Financial assets	2,546	5,960	2,128
Rest of the world | Debt securities
Debt Instruments
Financial assets	€ 5,429	€ 3,298	€ 2,496
Financial assets (as a percent)	2.23%	1.70%	1.52%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 806	€ 390	€ 77
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 4,623	€ 2,908	€ 2,419